Revenues	12 Months Ended
Dec. 31, 2017
Notes To Consolidated Financial Statements
Time Charter And Voyage Revenue

10. Revenues

Revenues are comprised of the following:

	Year Ended
	December 31,
	2015	2016	2017
Time charter revenue	$118,593	$105,767	$145,078
Voyage charter revenue	-	-	1,095
Ballast bonus	9,901	2,720	1,455
Other income	3,881	5,472	6,412
Total	$132,375	$113,959	$154,040